Borrowings - Schedule of Analysis of Borrowings by Currency (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 43,139	£ 39,658
Borrowings net, derivative instruments adjustment	42,966	39,456
Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(179)	(204)
– forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	6	2
Functional currency
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	33,438	30,363
Borrowings net, derivative instruments adjustment	35,754	32,558
Functional currency | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	2,356	2,219
Functional currency | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(40)	(24)
U.S. dollar
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,383	2,837
Borrowings net, derivative instruments adjustment	2,385	2,373
U.S. dollar | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
U.S. dollar | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(998)	(464)
UK sterling
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	452	453
Borrowings net, derivative instruments adjustment	2	3
UK sterling | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(450)	(450)
UK sterling | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Euro
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,579	5,775
Borrowings net, derivative instruments adjustment	4,084	3,860
Euro | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(2,085)	(1,973)
Euro | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	590	58
Other currencies
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	287	230
Borrowings net, derivative instruments adjustment	741	662
Other currencies | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Other currencies | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ 454	£ 432